Eaton Vance

Senior Floating-Rate Trust

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 6.8%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd.
Series 2019-1A, Class E, 6.999%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$700	$703,826
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 6.772%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	750	747,460
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 6.071%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,964,022
Ares XXXIV CLO, Ltd.
Series 2015-2A, Class ER, 7.073%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,150	1,142,315
Bardot CLO, Ltd.
Series 2019-2A, Class E, 7.172%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	1,000	1,005,491
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E, 7.261%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	753,388
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 6.841%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	1,000	1,001,721
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 7.141%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	1,000	1,002,340
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 6.941%, (3 mo. USD LIBOR + 6.70%), 7/15/32(1)(2)	1,000	1,001,187
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 7.924%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	1,500	1,513,490
Canyon Capital CLO, Ltd.
Series 2019-2A, Class E, 7.391%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	400	401,992
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 6.734%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,143,764
Series 2015-5A, Class DR, 6.924%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	482,089
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 7.224%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	1,000	1,003,097
Fort Washington CLO, Ltd.
Series 2019-1A, Class E, 7.474%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	1,000	1,004,585
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 6.886%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,000	982,363

Security	Principal Amount (000’s omitted)	Value
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 5.474%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	$1,000	$953,384
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 6.168%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	244,000
Golub Capital Partners CLO 23M, Ltd.
Series 2015-23A, Class ER, 5.974%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	1,093,657
Harriman Park CLO, Ltd.
Series 2020-1A, Class E, 7.134%, (3 mo. USD LIBOR + 6.91%), 4/20/31(1)(2)	1,100	1,102,523
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	1,002,854
Kayne CLO 7, Ltd.
Series 2020-7A, Class E, 6.723%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,150	1,158,277
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class E, 7.491%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	500	500,980
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 6.791%, (3 mo. USD LIBOR + 6.55%), 7/15/32(1)(2)	1,000	1,002,143
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 6.974%, (3 mo. USD LIBOR + 6.75%), 4/20/31(1)(2)	600	601,025
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 7.026%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	1,000	1,004,708
Oaktree CLO, Ltd.
Series 2019-3A, Class E, 6.994%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	1,000	984,255
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 6.073%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	900	887,805
Series 2019-1A, Class D, 7.221%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	1,000	1,006,687
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 7.091%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	500	501,485
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 6.168%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	686,461
Regatta XVI Funding, Ltd.
Series 2019-2A, Class E, 7.241%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	753,459
Southwick Park CLO, LLC
Series 2019-4A, Class E, 6.924%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	2,000	2,006,594
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 6.414%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	775	683,625
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, 6.994%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	942,820

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2013-1A, Class DR, 6.721%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	$2,000	$1,856,518
Wellfleet CLO, Ltd.
Series 2020-1A, Class D, 7.481%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,150	1,158,877

Total Asset-Backed Securities (identified cost $36,023,579)		$35,985,267

Closed-End Funds — 1.7%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,242,204
Invesco Senior Income Trust	361,124	1,498,665
Nuveen Credit Strategies Income Fund	365,228	2,319,198
Nuveen Floating Rate Income Fund	148,079	1,366,769
Nuveen Floating Rate Income Opportunity Fund	103,281	951,218
Voya Prime Rate Trust	299,872	1,349,424

Total Closed-End Funds (identified cost $11,040,190)		$8,727,478

Common Stocks — 1.5%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(4)(5)	55	$823,313

		$823,313

Automotive — 0.0%(6)
Dayco Products, LLC(4)(5)	18,702	$56,106

		$56,106

Business Equipment and Services — 0.0%(6)
Crossmark Holdings, Inc.(4)(5)	2,801	$168,060

		$168,060

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(4)(5)	38,940	$565,798

		$565,798

Containers and Glass Products — 0.0%(6)
LG Newco Holdco, Inc., Class A(4)(5)	25,897	$51,794

		$51,794

Electronics/Electrical — 0.5%
Answers Corp.(3)(4)(5)	93,678	$54,333
Software Luxembourg Holding S.A., Class A(4)(5)	13,121	2,361,780

		$2,416,113

Security	Shares	Value
Health Care — 0.2%
Akorn Holding Company, LLC, Class A(4)(5)	69,799	$951,012

		$951,012

Nonferrous Metals/Minerals — 0.0%(6)
ACNR Holdings, Inc., Class A(4)(5)	3,147	$22,029

		$22,029

Oil and Gas — 0.2%
AFG Holdings, Inc.(3)(4)(5)	29,086	$362,121
Fieldwood Energy, Inc.(4)(5)	19,189	1,919
McDermott International, Ltd.(4)(5)	146,105	149,027
Nine Point Energy Holdings, Inc.(3)(4)(5)(7)	758	0
RDV Resources, Inc., Class A(3)(4)(5)	28,179	0
Samson Resources II, LLC, Class A(3)(4)(5)	44,102	286,663
Sunrise Oil & Gas, Inc., Class A(4)(5)	11,735	3,520

		$803,250

Publishing — 0.0%(6)
Tweddle Group, Inc.(3)(4)(5)	1,778	$2,525

		$2,525

Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(4)(5)	86,335	$171,807
Cumulus Media, Inc., Class A(4)(5)	38,163	331,255
iHeartMedia, Inc., Class A(4)(5)	36,714	533,821

		$1,036,883

Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC(3)(4)(5)	22,476	$0
Phillips Pet Holding Corp.(3)(4)(5)	556	236,672

		$236,672

Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(3)(4)(5)	85,075	$684,003

		$684,003

Total Common Stocks (identified cost $10,693,932)		$7,817,558

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%, (3)(4)(5)(7)	14	$0

Total Convertible Preferred Stocks (identified cost $14,000)		$0

Corporate Bonds & Notes — 5.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc.
6.50%, 7/15/24	$477	$485,586
7.50%, 3/15/27	259	277,568

		$763,154

Automotive — 0.2%
Clarios Global, L.P./Clarios US Finance Co.
8.50%, 5/15/27(1)	$449	$476,232
Ford Motor Co.
9.00%, 4/22/25	137	167,145
4.75%, 1/15/43	230	232,427
Navistar International Corp.
6.625%, 11/1/25(1)	294	306,833

		$1,182,637

Building and Development — 0.2%
Builders FirstSource, Inc.
5.00%, 3/1/30(1)	$113	$120,910
Hillman Group, Inc. (The)
6.375%, 7/15/22(1)	36	35,963
Standard Industries, Inc.
5.00%, 2/15/27(1)	597	622,746

		$779,619

Business Equipment and Services — 0.6%
EIG Investors Corp.
10.875%, 2/1/24	$875	$898,791
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(1)	221	231,991
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(1)	700	745,500
5.75%, 4/15/26(1)	700	767,235
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	394	463,368

		$3,106,885

Cable and Satellite Television — 0.3%
Altice France S.A.
8.125%, 2/1/27(1)	$597	$658,876
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.75%, 2/15/26(1)	31	32,025
4.25%, 2/1/31(1)	209	214,423
CSC Holdings, LLC
5.875%, 9/15/22	15	15,834
5.25%, 6/1/24	10	10,781
5.75%, 1/15/30(1)	491	527,678
4.125%, 12/1/30(1)	200	204,680

Security	Principal Amount (000’s omitted)	Value
DISH DBS Corp.
6.75%, 6/1/21	$14	$14,228
5.875%, 11/15/24	5	5,189
TEGNA, Inc.
5.00%, 9/15/29	51	53,119

		$1,736,833

Conglomerates — 0.0%(6)
Spectrum Brands, Inc.
5.75%, 7/15/25	$70	$72,243
5.00%, 10/1/29(1)	18	19,095

		$91,338

Containers and Glass Products — 0.0%(6)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 8/15/26(1)	$200	$206,500

		$206,500

Distribution & Wholesale — 0.0%(6)
Performance Food Group, Inc.
5.50%, 10/15/27(1)	$63	$66,423

		$66,423

Drugs — 0.2%
AdaptHealth, LLC
6.125%, 8/1/28(1)	$115	$123,913
Bausch Health Americas, Inc.
8.50%, 1/31/27(1)	128	141,941
Bausch Health Companies, Inc.
7.00%, 1/15/28(1)	687	744,632

		$1,010,486

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc.
8.50%, 5/1/27(1)	$525	$581,437

		$581,437

Electronics/Electrical — 0.0%(6)
Sensata Technologies, Inc.
4.375%, 2/15/30(1)	$42	$45,281

		$45,281

Financial Intermediaries — 0.2%
Ford Motor Credit Co., LLC
5.125%, 6/16/25	$457	$496,873
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	7	7,011
6.25%, 5/15/26	597	632,180
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(8)(9)	80	89,975

		$1,226,039

Security	Principal Amount (000’s omitted)	Value
Food Products — 0.2%
Del Monte Foods, Inc.
11.875%, 5/15/25(1)	$1,000	$1,131,875
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(1)	143	162,640

		$1,294,515

Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(1)	$1,175	$1,212,453

		$1,212,453

Health Care — 0.3%
Centene Corp.
3.375%, 2/15/30	$105	$110,152
3.00%, 10/15/30	450	471,240
HCA, Inc.
5.875%, 2/15/26	17	19,465
Molina Healthcare, Inc.
3.875%, 11/15/30(1)	225	241,031
MPH Acquisition Holdings, LLC
5.75%, 11/1/28(1)	248	246,140
Tenet Healthcare Corp.
6.75%, 6/15/23	225	244,350

		$1,332,378

Insurance — 0.2%
AssuredPartners, Inc.
7.00%, 8/15/25(1)	$875	$903,976

		$903,976

Internet Software & Services — 0.1%
Netflix, Inc.
5.375%, 11/15/29(1)	$220	$275,275

		$275,275

Leisure Goods/Activities/Movies — 0.2%
Carnival Corp.
6.65%, 1/15/28	$105	$110,447
Viking Cruises, Ltd.
6.25%, 5/15/25(1)	40	39,146
5.875%, 9/15/27(1)	784	752,150

		$901,743

Lodging and Casinos — 0.3%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(1)	$597	$594,863
ESH Hospitality, Inc.
5.25%, 5/1/25(1)	17	17,365
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	10	10,747
MGM Resorts International
7.75%, 3/15/22	17	18,073

Security	Principal Amount (000’s omitted)	Value
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(1)	$875	$919,297
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(1)	240	243,955

		$1,804,300

Metals/Mining — 0.2%
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(1)	$921	$992,184

		$992,184

Nonferrous Metals/Minerals — 0.0%(6)
New Gold, Inc.
6.375%, 5/15/25(1)	$45	$46,659

		$46,659

Oil and Gas — 0.4%
Centennial Resource Production, LLC
6.875%, 4/1/27(1)	$875	$761,622
Energy Transfer Operating, L.P.
5.875%, 1/15/24	30	33,662
Neptune Energy Bondco PLC
6.625%, 5/15/25(1)	972	952,560
Occidental Petroleum Corp.
6.625%, 9/1/30	209	235,438
Ovintiv Exploration, Inc.
5.625%, 7/1/24	82	89,306
Seven Generations Energy, Ltd.
6.75%, 5/1/23(1)	30	30,394
6.875%, 6/30/23(1)	4	4,060
Tervita Corp.
11.00%, 12/1/25(1)	209	227,810

		$2,334,852

Packaging & Containers — 0.1%
ARD Finance S.A.
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(10)	$306	$322,065

		$322,065

Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(1)	$111	$89,771
iHeartCommunications, Inc.
6.375%, 5/1/26	208	221,582
8.375%, 5/1/27	376	402,087
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(1)	8	8,043
Sirius XM Radio, Inc.
4.125%, 7/1/30(1)	83	85,626
Terrier Media Buyer, Inc.
8.875%, 12/15/27(1)	302	327,104

		$1,134,213

Security	Principal Amount (000’s omitted)	Value
Real Estate Investment Trusts (REITs) — 0.1%
Service Properties Trust
3.95%, 1/15/28	$418	$381,164

		$381,164

Steel — 0.2%
Allegheny Technologies, Inc.
7.875%, 8/15/23	$629	$689,724
Infrabuild Australia Pty, Ltd.
12.00%, 10/1/24(1)	450	479,529

		$1,169,253

Telecommunications — 0.3%
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(1)	$250	$267,463
Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd.
8.75%, 5/25/24(1)	550	574,063
Level 3 Financing, Inc.
5.375%, 1/15/24	25	25,069
Lumen Technologies, Inc.
6.75%, 12/1/23	40	44,407
Sprint Communications, Inc.
6.00%, 11/15/22	3	3,227
Sprint Corp.
7.25%, 9/15/21	225	232,706
7.625%, 2/15/25	223	266,764
T-Mobile USA, Inc.
6.50%, 1/15/26	110	113,593

		$1,527,292

Utilities — 0.1%
Vistra Operations Co., LLC
5.00%, 7/31/27(1)	$194	$204,418
4.30%, 7/15/29(1)	31	35,681

		$240,099

Total Corporate Bonds & Notes (identified cost $25,767,034)		$26,669,053

Preferred Stocks — 0.1%

Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., 13.00% (Convertible)(4)(5)	3,922	$215,695

		$215,695

Financial Services — 0.0%(6)
DBI Investors, Inc., Series A-1(3)(4)(5)	1,063	$28,414

		$28,414

Nonferrous Metals/Minerals — 0.0%(6)
ACNR Holdings, Inc., 15.00% (PIK)(4)(5)	1,486	$70,213

		$70,213

Security	Shares		Value
Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(4)(5)		625	$16,706
David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(4)(5)		2,548	68,108

			$84,814

Total Preferred Stocks (identified cost $412,176)			$399,136

Senior Floating-Rate Loans — 148.1%(11)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 3.2%
Aernnova Aerospace S.A.U.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	102	$115,370
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	398	487,169
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 17, 2027	EUR	400	487,543
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing January 17, 2027		670	671,717
Dynasty Acquisition Co., Inc.
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		1,014	979,473
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		1,886	1,821,192
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%, Floor 1.50%), Maturing July 19, 2021(12)		311	309,863
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(3)		402	321,888
Spirit Aerosystems, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), Maturing January 15, 2025		425	431,375
TransDigm, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		2,500	2,464,110
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		7,256	7,140,667
WP CPP Holdings, LLC
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025(13)		1,861	1,795,145

			$17,025,512

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Air Transport — 1.5%
Delta Air Lines, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 29, 2023		1,965	$1,990,098
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024		2,925	3,033,956
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		750	800,834
SkyMiles IP, Ltd.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027		2,025	2,127,641

			$7,952,529

Automotive — 4.3%
Adient US, LLC
Term Loan, 4.39%, (USD LIBOR + 4.25%), Maturing May 6, 2024(13)		1,379	$1,384,601
American Axle and Manufacturing, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		2,466	2,460,367
Autokiniton US Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		756	759,403
Bright Bidco B.V.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024		1,473	866,790
Chassix, Inc.
Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(13)		1,310	1,303,771
Clarios Global, L.P.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		3,345	3,347,359
Dayco Products, LLC
Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		989	855,593
Garrett LX III S.a.r.l.
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing September 27, 2025	EUR	368	440,366
Term Loan, 5.75%, (USD Prime + 2.50%), Maturing September 27, 2025		246	244,499
Garrett Motion, Inc.
DIP Loan, 5.50%, (USD LIBOR + 4.50%, Floor 1.00%), Maturing March 15, 2021(13)		144	144,619

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IAA, Inc.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		556	$558,051
Les Schwab Tire Centers
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 2, 2027		2,625	2,639,766
Tenneco, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,406	3,376,005
Thor Industries, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		991	993,995
TI Group Automotive Systems, LLC
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing December 16, 2024		1,217	1,220,161
Term Loan, 4.50%, (3 mo. EURIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	EUR	760	929,331
Truck Hero, Inc.
Term Loan, Maturing January 31, 2028(14)		1,225	1,228,828

			$22,753,505

Beverage and Tobacco — 0.2%
Arterra Wines Canada, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 24, 2027		1,000	$1,007,188

			$1,007,188

Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc.
Term Loan, 5.12%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,179	$3,184,989

			$3,184,989

Building and Development — 5.7%
ACProducts, Inc.
Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		393	$403,969
Advanced Drainage Systems, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		205	205,378
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		2,271	2,267,623
American Residential Services, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 15, 2027		575	578,054
APi Group DE, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		1,386	1,392,064
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2026		300	301,031

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beacon Roofing Supply, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		559	$558,372
Brookfield Property REIT, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		929	902,652
Core & Main L.P.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024		1,045	1,045,504
Cornerstone Building Brands, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		733	735,832
CP Atlas Buyer, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing November 23, 2027		288	289,267
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing November 23, 2027		863	864,117
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		1,063	1,065,520
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		5,293	5,275,967
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing September 29, 2027	EUR	525	640,299
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing September 29, 2027	EUR	975	1,189,127
Term Loan, 5.74%, (3 mo. USD LIBOR + 5.50%), Maturing September 29, 2027		657	661,190
MI Windows and Doors, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 18, 2027		475	479,008
Northstar Group Services, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing November 9, 2026		1,275	1,278,188
Park River Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing December 28, 2027		675	677,321
Quikrete Holdings, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		1,954	1,953,688
RE/MAX International, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		1,788	1,792,728
Realogy Group, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		365	363,466

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		1,065	$1,062,315
White Cap Buyer, LLC
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing October 19, 2027		2,170	2,181,378
WireCo WorldGroup, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 30, 2023		866	851,659
Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing September 30, 2024		1,175	998,750

			$30,014,467

Business Equipment and Services — 13.0%
Adevinta ASA
Term Loan, Maturing October 13, 2027(14)		300	$300,500
Term Loan, Maturing October 13, 2027(14)	EUR	1,150	1,403,432
Adtalem Global Education, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		366	364,711
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		771	837,313
AlixPartners, LLP
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		2,589	2,589,774
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	712	865,147
Term Loan, Maturing January 28, 2028(14)	EUR	500	605,258
Term Loan, Maturing January 28, 2028(14)		1,550	1,546,125
Allied Universal Holdco, LLC
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		1,683	1,685,806
Amentum Government Services Holdings, LLC
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing January 29, 2027		920	916,924
AppLovin Corporation
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		3,089	3,094,449
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		645	648,552
Asplundh Tree Expert, LLC
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027		1,147	1,153,129
Belfor Holdings, Inc.
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		493	494,347
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027		592	597,146

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bracket Intermediate Holding Corp.
Term Loan, 4.49%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	855	$852,640
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024	507	502,139
Camelot U.S. Acquisition 1 Co.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 30, 2026	1,125	1,131,328
Cardtronics USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027	547	549,302
CCC Information Services, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	2,947	2,958,905
Ceridian HCM Holding, Inc.
Term Loan, 2.59%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	898	896,317
CM Acquisition Co.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023	149	147,935
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	2,015	2,028,548
EAB Global, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(13)	1,240	1,242,004
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	2,705	2,706,129
First Advantage Holdings, LLC
Term Loan, Maturing January 31, 2027(14)	450	449,578
Garda World Security Corporation
Term Loan, 4.99%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	1,408	1,413,766
Greeneden U.S. Holdings II, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 1, 2027	850	854,250
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	2,549	2,557,640
Illuminate Buyer, LLC
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2027	773	776,859
IRI Holdings, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	1,960	1,959,694

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Iron Mountain, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		827	$823,525
Ivanti Software, Inc.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 1, 2027		2,650	2,680,759
KAR Auction Services, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		593	591,512
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		2,916	2,838,502
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 22, 2025		400	384,750
LGC Group Holdings, Ltd.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing April 21, 2027	EUR	475	571,392
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing April 21, 2027		323	323,108
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		1,412	1,327,249
Packaging Coordinators Midco, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 30, 2027		1,150	1,155,511
PGX Holdings, Inc.
Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, Maturing September 29, 2023		865	826,377
Pike Corporation
Term Loan, Maturing January 15, 2028(14)		205	205,478
Term Loan, 3.13%, (1 mo. USD LIBOR + 3.00%), Maturing January 21, 2028		270	270,709
Prime Security Services Borrower, LLC
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 23, 2026		2,039	2,050,704
Red Ventures, LLC
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		1,028	1,019,185
Rockwood Service Corporation
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		471	473,991
Sabre GLBL, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		922	911,154
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 17, 2027		400	404,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SMG US Midco 2, Inc.
Term Loan, 2.68%, (USD LIBOR + 2.50%), Maturing January 23, 2025(13)		219	$209,004
Speedster Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,125	2,554,415
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		3,415	3,416,023
STG-Fairway Holdings, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2027		1,632	1,633,840
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing July 15, 2025	EUR	739	893,947
Tempo Acquisition, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing November 2, 2026		1,576	1,579,434
Vestcom Parent Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing December 19, 2023		730	729,508
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		241	240,747
West Corporation
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024(13)		317	309,877
Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024(13)		1,043	1,027,109
Zephyr Bidco Limited
Term Loan, 4.53%, (3 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	700	945,318

			$68,527,525

Cable and Satellite Television — 5.6%
Altice France S.A.
Term Loan, 3.81%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		731	$730,880
Term Loan, 4.13%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		1,130	1,132,422
CSC Holdings, LLC
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,423	3,412,794
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		1,222	1,220,504
Numericable Group S.A.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,781	1,766,296
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	433	520,910
Telenet Financing USD, LLC
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		3,725	3,704,714

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
UPC Broadband Holding B.V.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		825	$821,287
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 31, 2029	EUR	825	1,005,872
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 31, 2029	EUR	825	1,005,872
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		1,888	1,892,089
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		1,888	1,892,089
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	725	875,974
Virgin Media Bristol, LLC
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		4,200	4,190,155
Term Loan, Maturing January 31, 2029(14)		1,175	1,177,644
Virgin Media SFA Finance Limited
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	1,200	1,455,349
Ziggo B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	2,200	2,667,382

			$29,472,233

Chemicals and Plastics — 7.7%
Alpha 3 B.V.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024		1,271	$1,277,565
Aruba Investments, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 24, 2027		725	731,344
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 24, 2028	EUR	500	608,292
Axalta Coating Systems US Holdings, Inc.
Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,241	2,237,476
Charter NEX US, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing December 1, 2027		450	453,817
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	564	683,009
Emerald Performance Materials, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025		359	360,973

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ferro Corporation
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		313	$312,469
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		319	319,261
Term Loan, 2.50%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		409	408,924
Flint Group GmbH
Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(13)		140	134,818
Flint Group US, LLC
Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(13)		847	815,537
Gemini HDPE, LLC
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), Maturing December 31, 2027		750	746,250
H.B. Fuller Company
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,069	1,068,659
Hexion, Inc.
Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		714	716,357
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,450	1,766,245
INEOS 226 Limited
Term Loan, Maturing January 11, 2026(14)	EUR	3,525	4,261,387
INEOS Enterprises Holdings II Limited
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	175	212,355
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		203	203,325
INEOS Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	2,886	3,486,084
INEOS Styrolution US Holding, LLC
Term Loan, Maturing January 21, 2026(14)		2,525	2,536,837
Messer Industries GmbH
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,376	1,375,643
Minerals Technologies, Inc.
Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(13)		703	704,320
Momentive Performance Materials, Inc.
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		419	416,009

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NIC Acquisition Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 29, 2027		775	$777,906
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	731	886,604
Term Loan, 2.25%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,085	1,079,265
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		1,575	1,489,391
PQ Corporation
Term Loan, 2.46%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		1,495	1,496,462
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027		1,449	1,453,950
Pregis TopCo Corporation
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026		594	596,413
Rohm Holding GmbH
Term Loan, 5.23%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		371	365,517
Solenis Holdings, LLC
Term Loan, Maturing June 26, 2025(14)	EUR	250	304,904
Starfruit Finco B.V.
Term Loan, 3.13%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		1,416	1,413,462
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing October 1, 2025	EUR	401	486,717
Tronox Finance, LLC
Term Loan, 3.18%, (USD LIBOR + 3.00%), Maturing September 23, 2024(13)		2,532	2,535,969
Univar, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		1,763	1,766,452
Venator Materials Corporation
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		363	360,091

			$40,850,059

Clothing/Textiles — 0.1%
Protective Industrial Products, Inc.
Term Loan, Maturing January 20, 2028(14)		550	$550,000

			$550,000

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024		167	$167,105

			$167,105

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 3.1%
Berry Global, Inc.
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		911	$910,555
BWAY Holding Company
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,399	2,359,324
Flex Acquisition Company, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023		2,626	2,633,467
Term Loan, 3.24%, (3 mo. USD LIBOR + 3.00%), Maturing June 29, 2025		1,389	1,381,809
Libbey Glass, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing November 12, 2025		768	719,624
Reynolds Consumer Products, LLC
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		1,162	1,164,950
Reynolds Group Holdings, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		1,954	1,956,502
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2026		1,425	1,426,337
Ring Container Technologies Group, LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		801	798,646
TricorBraun Holdings, Inc.
Term Loan, Maturing February 3, 2028(14)		115	114,193
Term Loan, Maturing February 3, 2028(14)		510	507,682
Trident TPI Holdings, Inc.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing October 17, 2024	EUR	1,334	1,614,525
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 17, 2024		534	533,329

			$16,120,943

Cosmetics/Toiletries — 0.5%
Kronos Acquisition Holdings, Inc.
Term Loan, Maturing December 17, 2026(14)		1,300	$1,309,750
Term Loan, Maturing December 22, 2026(14)		1,300	1,300,000

			$2,609,750

Drugs — 7.1%
Aenova Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	200	$243,999
Akorn, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing October 1, 2025		820	824,985

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Albany Molecular Research, Inc.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024(13)		774	$777,547
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing August 30, 2024(13)		250	252,266
Alkermes, Inc.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		346	346,408
Amneal Pharmaceuticals, LLC
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,363	3,337,731
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		800	785,545
Bausch Health Companies, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		4,565	4,580,249
Cambrex Corporation
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing December 4, 2026		300	301,125
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		786	789,602
Elanco Animal Health Incorporated
Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027		682	681,165
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		4,917	4,901,624
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.09%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		4,099	4,097,063
Horizon Therapeutics USA, Inc.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing May 22, 2026		2,008	2,009,259
Mallinckrodt International Finance S.A.
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing September 24, 2024		5,144	4,864,695
Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing February 24, 2025		2,928	2,764,859
Nidda Healthcare Holding AG
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	575	695,174
PPD, Inc.
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), Maturing January 13, 2028		5,400	5,427,421

			$37,680,717

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 0.5%
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		1,809	$1,808,539
GFL Environmental, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), Maturing May 30, 2025		50	50,299
TruGreen Limited Partnership
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 2, 2027		575	578,594
US Ecology Holdings, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		248	247,912

			$2,685,344

Electronics/Electrical — 24.9%
Allegro Microsystems, Inc.
Term Loan, 4.50%, (2 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing September 30, 2027		44	$44,175
Applied Systems, Inc.
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		2,450	2,476,541
Aptean, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		689	688,661
Term Loan - Second Lien, 8.62%, (1 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,375	1,459,562
AQA Acquisition Holding, Inc.
Term Loan, Maturing November 19, 2027(14)		900	900,750
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		794	801,940
Avast Software B.V.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023		176	176,760
Banff Merger Sub, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,809	3,807,901
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	270	328,482
Barracuda Networks, Inc.
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing October 30, 2028		425	433,500
Buzz Merger Sub, Ltd.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		546	545,193
Cambium Learning Group, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2025		873	876,228

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Castle US Holding Corporation
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	597	$592,217
CDW, LLC
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	1,209	1,215,849
Celestica, Inc.
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	228	227,216
CentralSquare Technologies, LLC
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	809	764,033
Cloudera, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing December 17, 2027	625	625,976
Cohu, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	733	728,916
CommScope, Inc.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	1,679	1,679,349
Cornerstone OnDemand, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	1,611	1,622,426
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	592	593,329
Delta TopCo, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 1, 2027	1,450	1,460,131
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), Maturing December 1, 2028	2,025	2,065,500
E2open, LLC
Term Loan, Maturing October 29, 2027(14)	875	881,835
ECI Macola Max Holdings, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 9, 2027	1,125	1,132,594
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024	1,596	1,611,835
Energizer Holdings, Inc.
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), Maturing December 22, 2027	1,102	1,105,138
Epicor Software Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing July 30, 2027	4,703	4,733,925
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), Maturing July 31, 2028	850	893,031

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EXC Holdings III Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024		461	$461,902
Finastra USA, Inc.
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024(13)		5,338	5,247,088
Fiserv Investment Solutions, Inc.
Term Loan, 4.97%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		547	551,012
Gainwell Acquisition Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 1, 2027		2,850	2,860,687
GlobalLogic Holdings, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025		407	408,914
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 14, 2027		748	753,268
Go Daddy Operating Company, LLC
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027		1,119	1,121,674
Grab Holdings, Inc.
Term Loan, Maturing January 20, 2026(14)		2,325	2,334,444
Hyland Software, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing July 1, 2024		5,782	5,814,154
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), Maturing July 7, 2025		3,630	3,675,375
Imperva, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing January 12, 2026		598	599,603
Imprivata, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing December 1, 2027		1,175	1,177,937
Informatica, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 25, 2027	EUR	273	331,637
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		5,856	5,850,872
Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(15)		500	513,125
LogMeIn, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027		1,500	1,500,234
MA FinanceCo., LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		462	459,331
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	696	855,783
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		1,739	1,764,423

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MACOM Technology Solutions Holdings, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	1,166	$1,154,681
Marcel LUX IV S.a.r.l.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing December 31, 2027	450	450,563
MaxLinear, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing July 31, 2023	1,150	1,149,777
Mirion Technologies, Inc.
Term Loan, 4.26%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	1,191	1,193,881
MKS Instruments, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	285	286,448
MTS Systems Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023	475	476,110
NCR Corporation
Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	1,468	1,467,720
PointClickCare Technologies, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing December 29, 2027	625	626,563
Recorded Books, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025	800	801,451
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), Maturing August 29, 2025	1,500	1,504,218
Redstone Buyer, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027	2,623	2,657,312
Renaissance Holding Corp.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	1,170	1,158,788
Term Loan - Second Lien, 7.12%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	175	175,219
Riverbed Technology, Inc.
Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, Maturing December 31, 2026	23	18,743
Seattle Spinco, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	3,123	3,101,973
SkillSoft Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	424	436,199
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	1,401	1,397,416

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SolarWinds Holdings, Inc.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,843	$1,795,390
Solera, LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,633	2,626,155
Sophia L.P.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing October 7, 2027	425	427,231
Sparta Systems, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 21, 2024	2,150	2,149,783
SS&C European Holdings S.a.r.l.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	939	935,963
SS&C Technologies, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,234	1,229,136
SurveyMonkey, Inc.
Term Loan, 3.85%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	1,021	1,021,487
Symplr Software, Inc.
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing December 22, 2027	800	803,800
Syncsort Incorporated
Term Loan, 6.48%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	2,395	2,408,218
Tech Data Corporation
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	1,122	1,130,604
Tibco Software, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	4,951	4,954,724
Term Loan - Second Lien, 7.38%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	1,250	1,269,271
TTM Technologies, Inc.
Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	139	139,342
Uber Technologies, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	4,049	4,061,330
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	2,564	2,578,240
Ultimate Software Group, Inc. (The)
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,580	1,588,518
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing May 4, 2026	4,265	4,288,822
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing May 3, 2027	250	260,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ultra Clean Holdings, Inc.
Term Loan, 4.62%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		682	$678,554
Valkyr Purchaser, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 29, 2027		750	750,000
Verifone Systems, Inc.
Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		1,125	1,099,857
Verisure Holding AB
Term Loan, Maturing January 15, 2028(14)	EUR	775	941,897
Veritas US, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025		2,519	2,535,611
Term Loan, Maturing September 1, 2025(14)	EUR	325	397,362
VS Buyer, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027		1,117	1,119,354
Vungle, Inc.
Term Loan, 5.62%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		667	668,646
Western Digital Corporation
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		920	923,174

			$131,593,987

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing December 1, 2027		1,850	$1,862,077
Boels Topholding B.V.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 6, 2027	EUR	575	699,099
Fly Funding II S.a.r.l.
Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing October 8, 2025		1,210	1,211,200

			$3,772,376

Financial Intermediaries — 3.8%
Aretec Group, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		4,743	$4,752,041
Citco Funding, LLC
Term Loan, 2.77%, (3 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,447	2,454,484
Claros Mortgage Trust, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing August 9, 2026		566	566,067
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(16)		2,517	818,154

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		243	$243,277
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	675	820,170
FB Income Advisor, LLC
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		513	513,187
Focus Financial Partners, LLC
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		2,740	2,735,352
Greenhill & Co., Inc.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		915	912,962
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025		473	472,625
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,337	1,323,816
Guggenheim Partners, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		994	994,709
Harbourvest Partners, LLC
Term Loan, 2.38%, (3 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		869	868,641
LPL Holdings, Inc.
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		1,386	1,388,252
Victory Capital Holdings, Inc.
Term Loan, 2.74%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		1,009	1,008,369
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		395	396,891

			$20,268,997

Food Products — 4.0%
Alphabet Holding Company, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,298	$2,298,350
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		333	334,260
B&G Foods, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		381	382,957
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		339	323,387

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CHG PPC Parent, LLC
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		463	$459,362
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	2,825	3,440,064
Froneri International, Ltd.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027		2,015	2,007,458
Term Loan, 2.63%, (6 mo. EURIBOR+ 2.63%), Maturing January 29, 2027	EUR	1,175	1,416,830
H Food Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		1,662	1,659,386
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		417	417,086
HLF Financing S.a.r.l.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		705	707,305
Jacobs Douwe Egberts International B.V.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,372	1,375,615
Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	277	338,085
JBS USA LUX S.A.
Term Loan, 2.12%, (3 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		3,979	3,984,099
Nomad Foods Europe Midco Limited
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,170	1,171,062
Shearer’s Foods, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027		399	400,795
UTZ Quality Foods, LLC
Term Loan, Maturing January 13, 2028(14)		150	151,000

			$20,867,101

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		4,455	$4,430,498
IRB Holding Corp.
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		2,052	2,052,552
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 15, 2027		2,450	2,466,334
US Foods, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		778	771,915
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		1,580	1,561,018

			$11,282,317

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food/Drug Retailers — 0.3%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.38%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		446	$453,878
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	400	464,035
Term Loan, 5.27%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	400	509,875

			$1,427,788

Forest Products — 0.2%
Neenah, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 25, 2027		920	$924,977

			$924,977

Health Care — 13.8%
Accelerated Health Systems, LLC
Term Loan, 3.63%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		515	$513,857
ADMI Corp.
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,633	1,619,574
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		713	653,203
Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), Maturing April 24, 2024		487	228,941
athenahealth, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		1,793	1,801,280
Term Loan, Maturing February 11, 2026(14)		600	603,000
Avantor Funding, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		343	344,281
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing November 8, 2027		400	402,917
BioClinica Holding I L.P.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		1,418	1,417,925
Biogroup-LCD
Term Loan, Maturing January 28, 2028(14)	EUR	225	273,409
BW NHHC Holdco, Inc.
Term Loan, 5.22%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		2,185	2,004,556

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cano Health, LLC
Term Loan, 0.50%, Maturing November 19, 2027(12)		347	$347,400
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing November 19, 2027		953	952,870
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	1,004	1,189,364
Certara L.P.
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		965	965,791
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		4,533	4,545,552
CHG Healthcare Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 7, 2023		3,103	3,103,939
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		485	487,425
Dedalus Finance GmbH
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing May 4, 2027	EUR	750	914,429
Term Loan, Maturing August 16, 2027(14)	EUR	1,100	1,341,162
Ensemble RCM, LLC
Term Loan, 3.96%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		494	495,447
Envision Healthcare Corporation
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		5,518	4,748,379
eResearchTechnology, Inc.
Term Loan, Maturing February 4, 2027(14)		325	326,973
Gentiva Health Services, Inc.
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		2,064	2,068,528
GHX Ultimate Parent Corporation
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024		871	871,811
Greatbatch, Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		1,305	1,307,331
Hanger, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,021	1,022,401
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		1,109	1,112,818

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IQVIA, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		493	$493,955
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		895	896,056
Medical Solutions, LLC
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		1,517	1,522,069
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		2,677	2,678,489
National Mentor Holdings, Inc.
Term Loan, 4.39%, (USD LIBOR + 4.25%), Maturing March 9, 2026(13)		619	621,547
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		28	27,804
Term Loan, Maturing March 9, 2026(14)		8	7,973
Term Loan, Maturing March 9, 2026(14)		211	211,278
Navicure, Inc.
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		918	918,636
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026		499	501,244
nThrive, Inc.
Term Loan, Maturing January 15, 2028(14)		475	476,781
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		1,928	1,880,985
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		4,529	4,524,518
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	397	480,274
Parexel International Corporation
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		2,105	2,105,786
PetVet Care Centers, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing February 14, 2025		25	25,125
Term Loan, Maturing February 14, 2025(14)		150	150,703
Phoenix Guarantor, Inc.
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		1,773	1,779,739
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing March 5, 2026		575	578,091
Radiology Partners, Inc.
Term Loan, 4.80%, (USD LIBOR + 4.25%), Maturing July 9, 2025(13)		2,363	2,352,362

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
RadNet, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		1,421	$1,424,154
Select Medical Corporation
Term Loan, 2.53%, (3 mo. USD LIBOR + 2.25%), Maturing March 6, 2025		2,578	2,574,904
Sotera Health Holdings, LLC
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), Maturing December 11, 2026		625	625,781
Sound Inpatient Physicians
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		439	439,298
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		3,012	2,999,583
Synlab Bondco PLC
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing July 31, 2027	EUR	300	364,975
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		1,845	1,730,465
Tecomet, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2024		1,020	1,019,216
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		2,372	2,340,110
US Radiology Specialists, Inc.
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), Maturing December 10, 2027		825	831,445
Verscend Holding Corp.
Term Loan, 4.62%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		749	750,770

			$72,998,679

Home Furnishings — 1.0%
Mattress Firm, Inc.
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 26, 2027		850	$859,563
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		1,069	1,087,664
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		3,534	3,273,767

			$5,220,994

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 7.7%
AI Alpine AT Bidco GmbH
Term Loan, 3.23%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025		221	$215,447
Alliance Laundry Systems, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 8, 2027		1,150	1,156,366
Altra Industrial Motion Corp.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		555	555,351
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		2,720	2,721,213
CFS Brands, LLC
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		243	234,054
CPM Holdings, Inc.
Term Loan, 3.89%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		2,035	2,019,005
Delachaux Group S.A.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	350	424,300
Term Loan, 4.74%, (USD LIBOR + 4.50%), Maturing April 16, 2026(13)		446	436,590
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	291	351,384
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	727	878,464
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		821	822,810
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing December 16, 2027		625	626,562
Dynacast International, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		1,166	1,180,429
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		1,781	1,783,026
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		270	270,511
EWT Holdings III Corp.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing December 20, 2024		1,670	1,676,780

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Filtration Group Corporation
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,496	$1,486,188
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	365	442,935
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing March 29, 2025		349	351,743
Gardner Denver, Inc.
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,179	1,178,826
Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), Maturing March 1, 2027	EUR	374	454,129
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	842	1,018,802
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		3,359	3,363,350
Granite Holdings US Acquisition Co.
Term Loan, Maturing September 30, 2026(14)		1,100	1,102,750
Hayward Industries, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		430	429,365
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing August 4, 2026		650	652,437
Ingersoll-Rand Services Company
Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,290	1,289,904
LTI Holdings, Inc.
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		1,430	1,397,758
Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		198	196,142
Pro Mach Group, Inc.
Term Loan, 3.50%, Maturing March 7, 2025(12)		211	220,013
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing March 7, 2025(13)		636	630,962
Quimper AB
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 13, 2026	EUR	1,750	2,135,392
Robertshaw US Holding Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 28, 2025		948	912,630
Thermon Industries, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		253	253,382

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Titan Acquisition Limited
Term Loan, 3.27%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		2,820	$2,763,838
Vertical Midco GmbH
Term Loan, 4.48%, (6 mo. USD LIBOR + 4.25%), Maturing July 30, 2027		1,222	1,233,647
Welbilt, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		3,146	3,012,536
Zephyr German BidCo GmbH
Term Loan, Maturing January 21, 2028(14)	EUR	600	733,970

			$40,612,991

Insurance — 6.9%
Alliant Holdings Intermediate, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		443	$441,934
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		2,281	2,274,813
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing October 8, 2027		449	450,118
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		4,797	4,817,208
AssuredPartners Capital, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 12, 2027		471	475,032
AssuredPartners, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		1,411	1,405,020
Asurion, LLC
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		1,367	1,365,349
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2026		1,180	1,176,190
Term Loan, Maturing July 29, 2027(14)		1,500	1,485,000
Term Loan - Second Lien, 6.62%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		3,499	3,512,365
Term Loan - Second Lien, Maturing January 29, 2028(14)		1,830	1,830,000
Financiere CEP S.A.S.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing June 3, 2027	EUR	500	610,093
FrontDoor, Inc.
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		440	440,150

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hub International Limited
Term Loan, 2.97%, (USD LIBOR + 2.75%), Maturing April 25, 2025(13)		3,962	$3,936,609
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing April 25, 2025		1,733	1,735,388
NFP Corp.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		3,334	3,318,714
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027		1,771	1,775,727
Sedgwick Claims Management Services, Inc.
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,152	1,146,462
USI, Inc.
Term Loan, 3.25%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,223	3,204,931
Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,312	1,315,521

			$36,716,624

Leisure Goods/Activities/Movies — 6.0%
AMC Entertainment Holdings, Inc.
Term Loan, 5.25%, (USD Prime + 2.00%), Maturing April 22, 2026		1,744	$1,460,063
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	3,300	3,929,625
Bombardier Recreational Products, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		4,226	4,213,120
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027		647	661,302
Carnival Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025		1,294	1,337,802
ClubCorp Holdings, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,717	1,599,247
Crown Finance US, Inc.
Term Loan, 15.25%, (3 mo. USD LIBOR + 14.25%, Floor 1.00%), 7.00% cash, 8.25% PIK, Maturing May 23, 2024		424	525,877
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	267	253,990
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 28, 2025		1,598	1,267,908
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing September 30, 2026		1,386	1,090,755
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		1,538	1,535,120
Etraveli Holding AB
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	875	1,000,799

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Lindblad Expeditions, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		335	$315,163
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		1,341	1,260,654
Match Group, Inc.
Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		700	696,500
Playtika Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024		3,064	3,085,362
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		1,655	1,621,311
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(13)		949	950,676
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		282	276,146
Travel Leaders Group, LLC
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		1,624	1,466,380
UFC Holdings, LLC
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing April 29, 2026		2,276	2,280,703
Vue International Bidco PLC
Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	615	637,602

			$31,466,105

Lodging and Casinos — 4.1%
Aristocrat Technologies, Inc.
Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		959	$956,708
Azelis Finance S.A.
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing November 10, 2025	EUR	1,825	2,203,654
Boyd Gaming Corporation
Term Loan, 2.34%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		615	614,317
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		3,136	3,107,619
Golden Nugget, Inc.
Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		4,597	4,516,536
GVC Holdings (Gibraltar) Limited
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024		1,021	1,023,890

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GVC Holdings PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,725	$2,096,480
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		2,369	2,293,088
Sportradar Capital S.a.r.l.
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing October 27, 2027	EUR	500	610,314
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	537	655,361
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		1,609	1,616,428
VICI Properties 1, LLC
Term Loan, 1.88%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		2,124	2,114,130

			$21,808,525

Nonferrous Metals/Minerals — 0.5%
American Consolidated Natural Resources, Inc.
Term Loan, 17.00%, (1 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, Maturing September 16, 2025		488	$471,270
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(15)		166	133,354
Oxbow Carbon, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing October 13, 2025		741	743,402
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	925	1,098,211

			$2,446,237

Oil and Gas — 4.3%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		739	$591,402
Apergy Corporation
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		118	118,663
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing June 3, 2027		195	198,900
Blackstone CQP Holdco L.P.
Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		960	961,936

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Buckeye Partners L.P.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	2,556	$2,562,077
Centurion Pipeline Company, LLC
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025	225	225,000
Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	245	244,694
CITGO Holding, Inc.
Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	1,167	1,095,723
CITGO Petroleum Corporation
Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), Maturing March 28, 2024	4,587	4,573,951
Delek US Holdings, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	1,252	1,229,509
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	571	569,974
Fieldwood Energy, LLC
DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), Maturing August 4, 2021(12)	395	405,368
Term Loan, 0.00%, Maturing April 11, 2022(16)	2,677	662,557
Lealand Finance Company B.V.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	24	19,674
Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), 1.12% cash, 3.00% PIK, Maturing June 30, 2025	334	224,459
Matador Bidco S.a.r.l.
Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	3,757	3,763,656
Prairie ECI Acquiror L.P.
Term Loan, 4.87%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	2,105	2,076,788
PSC Industrial Holdings Corp.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024	1,714	1,682,963
RDV Resources Properties, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(3)	476	323,564
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	77	69,260
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	80	58,941
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	93	39,837
UGI Energy Services, LLC
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	985	990,541

		$22,689,437

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Publishing — 1.2%
Alchemy Copyrights, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027	499	$501,244
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	1,064	1,068,108
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 12, 2024	399	402,741
Getty Images, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,575	1,572,686
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(16)	678	61,454
Nielsen Finance, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	794	801,692
ProQuest, LLC
Term Loan, 3.62%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	1,821	1,826,289
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	189	178,896

		$6,413,110

Radio and Television — 3.1%
Cumulus Media New Holdings, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 31, 2026	469	$469,705
Diamond Sports Group, LLC
Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	2,864	2,467,599
Entercom Media Corp.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	857	846,728
Entravision Communications Corporation
Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	771	763,599
Gray Television, Inc.
Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	209	208,286
Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	595	595,122
Hubbard Radio, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	697	684,922
iHeartCommunications, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	1,708	1,692,807
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 1, 2026	398	399,492
Nexstar Broadcasting, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,267	1,266,941
Term Loan, 2.89%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	431	432,620

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sinclair Television Group, Inc.
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	393	$391,696
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	593	592,315
Terrier Media Buyer, Inc.
Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	2,422	2,428,140
Univision Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 15, 2026	3,166	3,175,322

		$16,415,294

Retailers (Except Food and Drug) — 1.8%
Apro, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	619	$622,964
Ascena Retail Group, Inc.
Term Loan, 0.00%, Maturing August 21, 2022(16)	1,491	313,125
Bass Pro Group, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	1,258	1,261,343
BJ’s Wholesale Club, Inc.
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	471	472,576
CNT Holdings I Corp.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 8, 2027	725	730,721
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	42	42,162
David’s Bridal, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	287	277,461
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	333	289,542
Harbor Freight Tools USA, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing October 19, 2027	1,471	1,475,254
Hoya Midco, LLC
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	1,956	1,878,006
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	900	903,262

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
PetSmart, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 11, 2022	1,231	$1,231,766
Phillips Feed Service, Inc.
Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing November 13, 2024(3)	104	83,159
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(3)(16)	161	79,993

		$9,661,334

Steel — 0.9%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	1,154	$1,157,804
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	1,207	1,211,416
Neenah Foundry Company
Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing December 13, 2022	608	531,615
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	827	825,592
TMS International Corp.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 14, 2024(13)	250	250,000
Zekelman Industries, Inc.
Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	558	558,719

		$4,535,146

Surface Transport — 0.5%
Hertz Corporation (The)
DIP Loan, 4.43%, (1 mo. USD LIBOR + 7.25%, Floor 1.00%), Maturing December 31, 2021(12)	817	$838,754
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2023	961	948,205
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	106	104,911
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	348	344,997
XPO Logistics, Inc.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	600	600,937

		$2,837,804

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telecommunications — 6.1%
CenturyLink, Inc.
Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		6,782	$6,769,253
Colorado Buyer, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		1,572	1,516,984
Digicel International Finance Limited
Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,451	1,358,138
eircom Finco S.a.r.l.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2026	EUR	1,540	1,866,632
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,825	2,197,194
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing March 31, 2021		398	392,357
Term Loan, 0.00%, Maturing January 6, 2023(16)		2,678	1,914,528
Intelsat Jackson Holdings S.A.
DIP Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(13)		1,022	1,045,100
Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023		1,750	1,777,781
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		1,700	1,729,750
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(3)		1,127	895,435
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		1,660	1,643,017
Plantronics, Inc.
Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,192	1,179,868
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023		948	868,777
Telesat Canada
Term Loan, 2.88%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		1,078	1,076,040
Zayo Group Holdings, Inc.
Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027		2,160	2,155,889
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	422	511,677
Ziggo Financing Partnership
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		3,475	3,464,141

			$32,362,561

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Utilities — 1.1%
Brookfield WEC Holdings, Inc.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), Maturing August 1, 2025	1,661	$1,661,830
Calpine Construction Finance Company L.P.
Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	864	862,224
Calpine Corporation
Term Loan, 2.38%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026	862	861,538
Term Loan, 2.63%, (1 mo. USD LIBOR + 2.50%), Maturing December 16, 2027	1,984	1,988,250
Longview Power, LLC
Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing July 30, 2025(3)	339	270,883
USIC Holdings, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 8, 2023	195	194,896

		$5,839,621

Total Senior Floating-Rate Loans (identified cost $784,413,386)		$782,763,871

Warrants — 0.0%(6)

Security	Shares	Value
Entertainment — 0.0%(6)
Cineworld Group, Exp. 11/23/25(4)(5)	139,907	$68,224

		$68,224

Health Care — 0.0%(6)
THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)	22	$6,772
THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)	158	48,632
THAIHOT Investment Company US Limited, Exp. 10/13/27, (Contingent Warrants)(3)(4)(5)	10,065	0

		$55,404

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	4,339	$0

		$0

Total Warrants (identified cost $0)		$123,628

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(4)(5)	1,527	$458
Paragon Offshore Finance Company, Class B(4)(5)	764	9,359

Total Miscellaneous (identified cost $16,616)		$9,817

Short-Term Investments — 2.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(17)	12,283,586	$12,283,586

Total Short-Term Investments (identified cost $12,283,586)		$12,283,586

Total Investments — 165.5% (identified cost $880,664,499)		$874,779,394

Less Unfunded Loan Commitments — (0.4)%		$(1,887,544)

Net Investments — 165.1% (identified cost $878,776,955)		$872,891,850

Other Assets, Less Liabilities — (50.8)%		$(268,502,978)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.3)%		$(75,803,461)

Net Assets — 100.0%		$528,585,411

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $55,008,799 or 10.4% of the Trust’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Non-income producing security.

(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(6)	Amount is less than 0.05%.

(7)	Restricted security.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Security converts to variable rate after the indicated fixed-rate coupon period.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2021, the total value of unfunded loan commitments is $1,922,791.

(13)

The stated interest rate represents the weighted average interest rate at January 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(14)	This Senior Loan will settle after January 31, 2021, at which time the interest rate will be determined.

(15)	Fixed-rate loan.

(16)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	19,173,263	EUR	15,659,870	Standard Chartered Bank	2/2/21	$169,235	$—
USD	19,373,402	EUR	16,274,084	HSBC Bank USA, N.A.	2/26/21	—	(386,311)
USD	602,297	EUR	495,000	State Street Bank and Trust Company	2/26/21	1,276	—
USD	87,283	GBP	64,005	JPMorgan Chase Bank, N.A.	2/26/21	—	(423)
USD	1,394,203	GBP	1,043,470	State Street Bank and Trust Company	2/26/21	—	(35,676)
USD	19,036,384	EUR	15,659,870	Standard Chartered Bank	3/2/21	20,768	—
USD	22,542,239	EUR	18,592,181	Goldman Sachs International	3/31/21	—	(49,147)

						$191,279	$(471,557)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At January 31, 2021, the Trust owned the following securities (representing 0% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	758	$34,721	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$0

Total Restricted Securities			$48,721	$0

At January 31, 2021, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At January 31, 2021, the value of the Trust’s investment in affiliated funds was $12,283,586, which represents 2.3% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$12,286,436	$62,375,716	$(62,378,566)	$—	$—	$12,283,586	$2,265	12,283,586

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$35,985,267	$—	$35,985,267
Closed-End Funds	8,727,478	—	—	8,727,478
Common Stocks	1,751,708	3,616,220	2,449,630	7,817,558
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds & Notes	—	26,669,053	—	26,669,053
Preferred Stocks	—	285,908	113,228	399,136
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	778,768,051	2,108,276	780,876,327
Warrants	—	68,224	55,404	123,628
Miscellaneous	—	9,817	—	9,817
Short-Term Investments	—	12,283,586	—	12,283,586
Total Investments	$10,479,186	$857,686,126	$4,726,538	$872,891,850
Forward Foreign Currency Exchange Contracts	$—	$191,279	$—	$191,279
Total	$10,479,186	$857,877,405	$4,726,538	$873,083,129

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(471,557)	$—	$(471,557)
Total	$—	$(471,557)	$—	$(471,557)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.